Condensed Financial Information of the Parent Company - Schedule of Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Selling, general and administrative expenses	$ 137,003	$ 87,365	$ 41,980
Total operating expenses	159,611	108,689	49,534
Loss from operations	45,316	45,417	504
Other expenses	321	13	100
Interest income	2,016	1,183	731
Net income (loss) attributable to shareholders of Sinovac	21,782	25,807	(596)
Comprehensive income (loss) attributable to shareholders of Sinovac	12,608	32,714	(8,610)
Parent Company
Selling, general and administrative expenses	15,615	4,267	5,434
Total operating expenses	15,615	4,267	5,434
Loss from operations	(15,615)	(4,267)	(5,434)
Other expenses	(13)	0	0
Interest income	798	145	382
Equity earnings of subsidiaries, net of tax	36,612	29,929	2,118
Gain on disposal of Tangshan Yian	0	0	2,338
Net income (loss) attributable to shareholders of Sinovac	21,782	25,807	(596)
Foreign currency translation adjustments	(9,174)	6,907	(8,014)
Comprehensive income (loss) attributable to shareholders of Sinovac	$ 12,608	$ 32,714	$ (8,610)